Business Combinations - Summary of Spin-off, Assets and Liabilities Transferred (Detail) - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] - Hydro One Brampton Networks Inc. spin-off [Member]
CAD in Millions
Dec. 31, 2015 CAD
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Working capital	CAD 33
Property, plant and equipment and intangibles (net)	360
Other long-term assets	6
Long-term liabilities	CAD (205)